NET PREMIUMS EARNED	12 Months Ended
Dec. 31, 2020
NET PREMIUMS EARNED
NET PREMIUMS EARNED
25	NET PREMIUMS EARNED

a)    This item consists of the following:

					Results of
					financial assets
					designated at fair
			Total gross	Premiums ceded	value through	Total Net
	Gross written	Technical reserve	written	to reinsurers and	profit and loss,	premiums
	premiums	adjustment	premiums (*)	co-insurers, net (**)	Note 8	earned
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
2020
Life insurance	2,036,713	(754,480)	1,282,233	(115,347)	115,627	1,282,513
Health insurance	584,068	(22,366)	561,702	(12,309)	—	549,393
General insurance	1,021,136	(4,614)	1,016,522	(420,368)	—	596,154
Total	3,641,917	(781,460)	2,860,457	(548,024)	115,627	2,428,060

2019
Life insurance	1,984,279	(738,421)	1,245,858	(119,310)	93,664	1,220,212
Health insurance	571,006	(22,843)	548,163	(12,828)	—	535,335
General insurance	1,051,489	14,229	1,065,718	(427,022)	—	638,696
Total	3,606,774	(747,035)	2,859,739	(559,160)	93,664	2,394,243

2018
Life insurance	1,821,867	(677,708)	1,144,159	(116,043)	(53,935)	974,181
Health insurance	554,517	(18,383)	536,134	(10,257)	—	525,877
General insurance	984,820	(52,051)	932,769	(371,346)	—	561,423
Total	3,361,204	(748,142)	2,613,062	(497,646)	(53,935)	2,061,481

(*)This item includes earned premiums, reinsurance premiums accepted and coinsurance premiums accepted and received.

(**)“Premiums ceded to reinsurers and coinsurers, net” include:

	2020	2019	2018
	S/(000)	S/(000)	S/(000)
Premiums ceded for automatic contracts (mainly excess of loss), Note 9(b)	(244,112)	(254,839)	(243,427)
Premiums ceded for facultative contracts, Note 9(b)	(327,098)	(289,386)	(288,928)
Annual variation of reserve risk in progress of premiums ceded, Note 9(b)	23,186	(14,935)	34,709
	(548,024)	(559,160)	(497,646)

b)    Gross written premiums by insurance type are described below:

	2020		2019		2018
	S/(000)%		S/(000)%		S/(000)%

Life insurance (i)	1,282,233	44.83	1,245,858	43.57	1,144,159	43.79
Health insurance (ii)	561,702	19.64	548,163	19.17	536,134	20.53
General insurance (iii)	1,016,522	35.53	1,065,718	37.26	932,769	35.68
Total	2,860,457	100.00	2,859,739	100.00	2,613,062	100.00

(i)	The breakdown of life insurance gross written premiums is as follows:

	2020		2019		2018
	S/(000)%		S/(000)%		S/(000)%

Credit life	582,064	45.39	536,091	43.03	507,496	44.36
Disability and survival (*)	458,653	35.77	470,066	37.73	272,144	23.79
Individual life (**)	46,391	3.62	60,705	4.87	203,662	17.80
Group life	129,315	10.09	128,656	10.33	113,273	9.90
Annuities	65,810	5.13	50,340	4.04	47,584	4.15
Total	1,282,233	100.00	1,245,858	100.00	1,144,159	100.00

(*)This item includes Complementary Work Risk Insurance (“SCTR” from its Spanish acronym).

(**)Individual life insurance premiums include Investment Link insurance contracts.

(ii)

Health insurance gross written premiums after adjustments include medical assistance which amounts to S/483.1 million as of December 31, 2020 (S/464.7 and S/420.5 million as of December 31, 2019 and 2018, respectively) and represents 86.01 percent of this line of business as of December 31, 2020 (84.78 and 78.44 percent as of December 31, 2019 and 2018,respectively).

(iii)	General insurance gross written premiums consist of the following:

	2020		2019		2018
	S/(000)%		S/(000)%		S/(000)%

Automobile	339,306	33.38	357,796	33.57	340,236	36.48
Fire and allied lines	271,380	26.70	293,392	27.53	248,832	26.68
Theft and robbery	88,751	8.73	110,395	10.36	91,369	9.80
Technical lines (*)	59,370	5.84	70,364	6.60	64,141	6.88
Third party liability	62,080	6.11	50,024	4.69	49,421	5.30
Transport	42,758	4.21	44,368	4.16	49,441	5.30
SOAT (Mandatory automobile line)	32,934	3.24	41,068	3.85	32,015	3.43
Marine Hull	23,091	2.27	27,005	2.53	27,394	2.94
Aviation	37,366	3.68	42,191	3.96	16,173	1.73
Others	59,486	5.84	29,115	2.75	13,747	1.46
Total	1,016,522	100.00	1,065,718	100.00	932,769	100.00

(*)Technical lines include Contractor’s All Risk (CAR), Machinery breakdown, All Risk (EAR), Electronic equipment (EE), All Risk Contractor’s Equipment (ARCE).